Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 1,154	$ 1,346	$ 3,547	$ 3,537
Acquisitions	7	4	268	19
Total Capital Expenditures	1,161	1,350	3,815	3,556
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	999	1,142	3,112	3,050
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	153	197	426	465
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions	7	1	235	7
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	675	681	2,082	1,941
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	3	33	12
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	107	106	302	300
Offshore | Atlantic Region | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	194	341	674	765
Offshore | Asia Pacific | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	23	14	54	44
Canadian Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	33	44	83	145
U.S Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	120	153	343	320
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 2	$ 7	$ 9	$ 22